Basis of Preparation and New IFRS Accounting Standards Pronouncements	12 Months Ended
Dec. 31, 2023
Basis of Preparation and New IFRS Pronouncements [Abstract]
Basis of Preparation and New IFRS Accounting Standards Pronouncements
2. Basis of Preparation and New IFRS Accounting Standards Pronouncements

a) Basis of Preparation

These annual consolidated financial statements have been prepared by management in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (IASB) (IFRS Accounting Standards) and were approved by the Board of Directors on February 22, 2024.

b) New IFRS Accounting Standards Pronouncements

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest Rate Benchmark Reform – Phase 2

In August 2020, the IASB issued amendments to IFRS 9, Financial Instruments (IFRS 9), IAS 39, Financial Instruments: Recognition and Measurement, IFRS 7, Financial Instruments: Disclosures, IFRS 4, Insurance Contracts and IFRS 16, Leases as a result of Phase 2 of the IASB’s Interest Rate Benchmark Reform project. The amendments address issues arising in connection with reform of benchmark interest rates, including the replacement of one benchmark rate with an alternative one. The amendments were effective January 1, 2021.

Term Secured Overnight Financing Rate (Term SOFR) was formally recommended by the Alternative Reference Rates Committee (a committee convened by the U.S. Federal Reserve Board) as the recommended fallback for USD London Interbank Offered Rate (LIBOR) based loans. Term SOFR is expected to be largely equivalent on an economic basis to LIBOR, allowing for use of the practical expedient under IFRS 9. Our Quebrada Blanca Phase 2 project (QB2) financing facility, Compañía Minera Antamina S.A. (Antamina) loan agreement and QB2 advances from Sumitomo Metal Mining Co., Ltd. and Sumitomo Corporation (together referred to as SMM/SC) are our most significant financial instruments that were exposed to LIBOR.

We transitioned our sustainability-linked revolving credit facility to Term SOFR in 2022. This did not affect our financial statements as this credit facility remains undrawn. We transitioned the remaining financial instruments that used LIBOR settings to Term SOFR in the second quarter of 2023. The transition did not result in a significant change to our financial statements, our interest rate risk management strategy or our interest rate risk.
2. Basis of Preparation and New IFRS Accounting Standards Pronouncements (continued)

Amendment to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policies

We adopted the amendments to IAS 1, Presentation of Financial Statements (IAS 1) on January 1, 2023 with prospective application. The amendments to IAS 1 replace the requirement to disclose “significant” accounting policies with a requirement to disclose “material” accounting policies. The adoption of these amendments has been reflected in the accounting policy information disclosed.

We also referenced the amended IFRS Practice Statement 2 Making Materiality Judgements in application of the amendments to IAS 1.

Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements

In May 2023, the IASB issued amendments to IAS 7, Statement of Cash Flows and IFRS 7, Financial Instruments: Disclosures to provide guidance on disclosures related to supplier finance arrangements that enable users of financial statements to assess the effects of these arrangements on the entity’s liabilities and cash flows and on the entity’s exposure to liquidity risk. The amendments are effective for annual periods beginning on or after January 1, 2024, with early adoption permitted.

We have chosen to early adopt these amendments effective for annual reporting periods beginning on or after January 1, 2023. The adoption of these amendments did not have a material effect on our annual financial statements.

Amendments to IAS 12 – International Tax Reform – Pillar Two Model Rules

In May 2023, the IASB issued amendments to IAS 12, Income Taxes (IAS 12), to clarify the application of IAS 12 to income taxes arising from tax law enacted or substantively enacted to implement the Organisation for Economic Co-operation and Development (OECD)/G20 Inclusive Framework on Base Erosion and Profit Shifting (BEPS) Pillar Two Model rules.

Effective immediately upon release, the amendments introduced a mandatory temporary exception to the accounting for deferred taxes arising from the implementation of Pillar Two Model rules which an entity must disclose if it has applied the exception. In addition, effective for annual reporting periods beginning on or after January 1, 2023, disclosure is required to help users of the entity’s financial statements to better understand the entity’s exposure to Pillar Two income taxes.

In Canada, draft legislation to implement the Global Minimum Tax Act (GMTA) within the framework of the OECD’s Pillar Two Model rules was released in August 2023 for public consultation but as of December 31, 2023, the GMTA has not been substantively enacted. Based on Pillar Two legislation already enacted in the United Kingdom, Ireland, and Japan, where we have ancillary operations, there is no exposure to any material Pillar Two taxes.

Amendments to IAS 1 – Presentation of Financial Statements

In October 2022, the IASB issued amendments to IAS 1, Presentation of Financial Statements titled Non-current Liabilities with Covenants. These amendments sought to improve the information that an entity provides when its right to defer settlement of a liability is subject to compliance with covenants within 12 months after the reporting period. These amendments to IAS 1 override and incorporate the previous amendments, Classification of Liabilities as Current or Non-current, issued in January 2020, which clarified that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Liabilities should be classified as non-current if a company has a substantive right to defer settlement for at least 12 months at the end of the reporting period. The amendments are effective January 1, 2024, with early adoption permitted. Retrospective application is required on adoption. We do not expect these amendments to have a material effect on our financial statements.